Income Tax (Net Operating and Capital Loss Carryforwards for Tax Purposes) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Capital loss carryforwards	$ 1,375	$ 1,081
Domestic Tax Authority
Net Operating Loss Carryforwards	3,882
Domestic Tax Authority | Capital Loss Carryforwards
Capital loss carryforwards	27
Domestic Tax Authority | 2017-2021
Net Operating Loss Carryforwards	1
Domestic Tax Authority | 2017-2021 | Capital Loss Carryforwards
Capital loss carryforwards	27
Domestic Tax Authority | 2022-2026
Net Operating Loss Carryforwards	0
Domestic Tax Authority | 2022-2026 | Capital Loss Carryforwards
Capital loss carryforwards	0
Domestic Tax Authority | 2027-2031
Net Operating Loss Carryforwards	76
Domestic Tax Authority | 2027-2031 | Capital Loss Carryforwards
Capital loss carryforwards	0
Domestic Tax Authority | 2032-2036
Net Operating Loss Carryforwards	3,805
Domestic Tax Authority | 2032-2036 | Capital Loss Carryforwards
Capital loss carryforwards	0
Domestic Tax Authority | Indefinite
Net Operating Loss Carryforwards	0
Domestic Tax Authority | Indefinite | Capital Loss Carryforwards
Capital loss carryforwards	0
State and Local Jurisdiction
Net Operating Loss Carryforwards	128
State and Local Jurisdiction | 2017-2021
Net Operating Loss Carryforwards	38
State and Local Jurisdiction | 2022-2026
Net Operating Loss Carryforwards	59
State and Local Jurisdiction | 2027-2031
Net Operating Loss Carryforwards	29
State and Local Jurisdiction | 2032-2036
Net Operating Loss Carryforwards	2
State and Local Jurisdiction | Indefinite
Net Operating Loss Carryforwards	0
Foreign Tax Authority
Net Operating Loss Carryforwards	511
Capital loss carryforwards	582
Foreign Tax Authority | 2017-2021
Net Operating Loss Carryforwards	86
Capital loss carryforwards	0
Foreign Tax Authority | 2022-2026
Net Operating Loss Carryforwards	36
Capital loss carryforwards	573
Foreign Tax Authority | 2027-2031
Net Operating Loss Carryforwards	41
Capital loss carryforwards	0
Foreign Tax Authority | 2032-2036
Net Operating Loss Carryforwards	(6)
Capital loss carryforwards	0
Foreign Tax Authority | Indefinite
Net Operating Loss Carryforwards	354
Capital loss carryforwards	$ 9